TAXATION - Tax assessments (Details) Rp in Millions, $ in Millions												1 Months Ended	12 Months Ended
	Dec. 16, 2020 IDR (Rp)	Sep. 09, 2020 IDR (Rp)	Jul. 22, 2020 IDR (Rp)	Aug. 28, 2019 IDR (Rp)	Aug. 01, 2019 IDR (Rp)	Jun. 27, 2019 IDR (Rp)	May 31, 2019 IDR (Rp)	Jul. 18, 2018 IDR (Rp)	Jul. 24, 2017 IDR (Rp)	Apr. 25, 2017 IDR (Rp)	Nov. 03, 2016 IDR (Rp)	May 22, 2018 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 16, 2019 IDR (Rp)	Sep. 24, 2019 IDR (Rp)	Aug. 23, 2019 IDR (Rp)	Aug. 20, 2019 IDR (Rp)
TAXATION
Current income tax liabilities											Rp 1,820,300.0		Rp 1,609,000.0		Rp 1,291,000.0		$ 113
Penalty payable on income tax liability											592,400.0
VAT											37,500.0
Value added tax recalculated											35,200.0
Corporate income tax recalculated											613.3
Withholding tax recalculated											Rp 311.5
Tax liability including value added tax and withholding tax																		Rp 82,900.0
Penalty payable on income tax including value added tax and withholding tax																		Rp 27,000.0
Income tax benefit (expense)													9,640,000.0	$ 677	9,257,000.0	Rp 10,439,000.0
Current													9,556,000.0	$ 671	9,798,000.0	10,619,000.0
The company
TAXATION
VAT													505,000.0
Corporate income tax													2,202,000.0		1,927,000.0	1,201,000.0
Current													2,236,000.0		1,976,000.0	1,272,000.0
The company | 2018 SKPLB of VAT
TAXATION
Underpayment of tax	Rp 240,500.0
Underpayment of penalty	59,500.0
The company | 2018 SKPLB of VAT WAPU
TAXATION
Underpayment of tax	15,170.0
Underpayment of penalty	4,600.0
The company | 2018 STP of VAT WAPU
TAXATION
Underpayment of tax	1,200.0
The company | VAT Credit 2018
TAXATION
Underpayment of tax	4,800.0
The company | VAT on taxable services from foreign countries
TAXATION
Sought value												Rp 54,600.0
The company | Withholding tax Article 21
TAXATION
Corporate income tax	1,900.0
Underpayment of tax	1,900.0
Penalty charged to profit or loss	573.9
The company | Withholding tax Article 23
TAXATION
Corporate income tax	4.0
Underpayment of tax	4.0
Penalty charged to profit or loss	1.2
The company | Corporate income tax 2015
TAXATION
Overpayment of tax										Rp 147,000.0
Amount accepted													17,000.0
Transfer of temporary differences related to provision for incentives to fixed wireless subscribers migration from fiscal year 2015 to fiscal year 2016.													42,000.0
Sought value									Rp 210,500.0
The company | VAT 2015
TAXATION
Underpayment of tax										13,000.0			26,000.0
Underpayment of penalty										4,100.0
Overpayment of tax		Rp 90,900.0
Tax collection amount								Rp 76,000.0		34,000.0
The company | VAT 2015 on tax collected
TAXATION
Underpayment of tax										6,000.0
Underpayment of penalty										1,500.0
Tax collection amount										7,000.0
The company | VAT 2015 on taxable services from foreign countries
TAXATION
Underpayment of tax										55,300.0
Underpayment of penalty										16,800.0
Tax collection amount										Rp 8,000.0
Sought value									Rp 55,300.0
The company | Corporate income tax 2018
TAXATION
Income tax corrections	1,100.0
Corporate income tax	101,500.0
Underpayment of tax	Rp 85,300.0
Subsidiaries
TAXATION
VAT													745,000.0		349,000.0
Corporate income tax													7,318,000.0		7,819,000.0	9,344,000.0
Current													Rp 7,320,000.0		Rp 7,822,000.0	Rp 9,347,000.0
Telkomsel | SKPKB And STP Fiscal Year 2014
TAXATION
Claim for tax refund																					Rp 99,100.0
Refund tax received			Rp 27,200.0
Payment of taxes						Rp 16,500.0
Amount Of objection filed			106,800.0																	Rp 134,100.0
Amount accepted			Rp 27,200.0				Rp 150,600.0
Penalty on damages accepted							Rp 54,600.0
Telkomsel | SKPKB And STP Fiscal Year 2015
TAXATION
Tax charged to profit or loss				Rp 34,600.0
Claim for tax refund				Rp 350,200.0
Amount Of objection filed																			Rp 350,200.0
Amount accepted					Rp 384,800.0
Penalty on damages accepted					Rp 128,600.0